                                  Annual Report
                                December 31, 1999

                                   Legg Mason
                                       Tax
                                     Exempt
                                   Trust, Inc.

                                       LEGG
                                      MASON
                                      FUNDS
                                       LOGO
                             The Art of Investing/SM/


Investment Adviser
      Legg Mason Capital Management, Inc.
      Baltimore, MD

Board of Directors
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank &Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      PricewaterhouseCoopers LLP
      Baltimore, MD


      An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
                    ----------------------------------------
                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000

LMF-016
2/00

To Our Shareholders,

    On December 31, 1999, the Legg Mason Tax Exempt Trust had $375 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 2.61% and its average weighted maturity is 16 days.

    The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

    PricewaterhouseCoopers, LLP, Tax Exempt Trust's independent accountants, has completed its annual examination, and audited financial statements for the year ended December 31, 1999, are included in this report.

    We are pleased to report that Legg Mason has made a seamless transition into the new century. Our critical internal and external systems are operating free of Y2K disruptions. Internal and external operations, including the Fund's custodian and transfer agency, are running smoothly, and Fund shareholders are receiving uninterrupted account maintenance and transaction support.

    Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

    We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

                                                Sincerely,

                                                /s/ John F. Curley, Jr.
                                                -----------------------
                                                John F. Curley, Jr.
                                                Chairman

February 9, 2000

Statement of Net Assets
Legg Mason Tax Exempt Trust, Inc.
December 31, 1999
(Amounts in Thousands)

                                                                        Rate    Maturity Date       Par          Value
      --------------------------------------------------------------------------------------------------------------------
Alabama--3.2%
      The Industrial Development Board of the
        City of Montgomery Pollution Control and
        Solid Waste Disposal Revenue Refunding
        Bonds (Aaa/P-1, AAA/A-1+)
          General Electric Company Project,
            Series 1990 VRDN                                            3.70%      1/10/00        $7,000      $  7,000/A/
          General Electric Company Project,
            Series 1990 VRDN                                            3.85%      1/11/00         5,000         5,000/A/
                                                                                                              --------
                                                                                                                12,000
      --------------------------------------------------------------------------------------------------------------------
Arizona--1.5%
      Salt River Project Agricultural Improvement and
        Power District, Arizona Salt River Project Electric
        System Revenue Bonds (P-1, A-1+)
          1991 Series A TECP                                            3.65%      1/26/00         2,500         2,500
          1991 Series A TECP                                            3.75%      2/22/00         3,000         3,000
                                                                                                              --------
                                                                                                                 5,500
      --------------------------------------------------------------------------------------------------------------------
Connecticut--2.2%
      State of Connecticut Health & Educational Facilities
        Authority Revenue Bonds Yale University Issue
        Series T VRDN (Aaa/VMIG1, AAA/A-1+)                             5.10%      1/6/00          8,150         8,150/A/
      --------------------------------------------------------------------------------------------------------------------
Delaware--1.7%
      University of Delaware Variable Rate Demand
        Revenue Bonds Series 1998 VRDN (AA/A-1+)                        5.80%      1/5/00          6,500         6,500/A/
      --------------------------------------------------------------------------------------------------------------------
Florida--3.6%
      City of Gainesville, Utilities System Series C TECP
        (P-1, A-1+)                                                     3.80%      1/14/00         1,000         1,000
      Pinellas County, Florida Health Facilities Authority
        (Bayfront Medical Center, Inc. Project) Refunding
        Revenue Bonds Series 1989 VRDN
        (Aaa/VMIG1, AAA/A-1)                                            4.75%      1/5/00          2,700         2,700/A/
      Putnam County Development Authority PCR Bonds
        (Seminole Electric Cooperative, Inc.) (Aa3, AA-/A-1+)
          Series 1984 H-1 VRDN                                          5.55%      1/5/00          7,200         7,200/A/
          Series 1984 H-2 VRDN                                          5.55%      1/5/00          2,650         2,650/A/
                                                                                                              --------
                                                                                                                13,550
      --------------------------------------------------------------------------------------------------------------------
Georgia--0.9%
      State of Georgia GO Bonds,
        1996 B (Aaa, AAA, AAA)                                          6.25%      4/1/00          3,330         3,355
      --------------------------------------------------------------------------------------------------------------------

                                                                        Rate    Maturity Date       Par          Value
      --------------------------------------------------------------------------------------------------------------------
Illinois--0.8%
      Illinois Development Authority (Amoco) Series 1994
        VRDN (Aa1/VMIG1, AA+/A-1+)                                      4.85%      1/3/00         $2,900      $  2,900
      --------------------------------------------------------------------------------------------------------------------
Indiana--1.4%
      City of Rockport, Indiana PCR Refunding Bonds
        (American Electric Power Generating Company
        Project) Series 1995 A VRDN (AAA/A-1+c)                         4.95%      1/3/00          2,200         2,200/A/
      City of Sullivan, Indiana Floating/Fixed Rate
        PCR Bonds, Hoosier Energy Rural Electric
        Cooperative, Inc. Project (A1/P-1, AA-/A-1+)
           Series 1985 L-3 VRDN                                         3.85%      1/21/00           400           400/A/
           Series 1985 L-4 VRDN                                         3.50%      2/18/00         2,765         2,765/A/
                                                                                                              --------
                                                                                                                 5,365
      --------------------------------------------------------------------------------------------------------------------
Kentucky--3.8%
      County of Jefferson, Kentucky PCR Bonds (Louisville
        Gas and Electric Company Project) 1993
        Series A VRDN (Aa2/VMIG1, A+/A-1)                               3.75%     2/14/00          5,000         5,000/A/
      Kentucky Economic Development Finance Authority
        Hospital Revenue Bonds (Baptist Healthcare System
        Obligated Group) (Aaa/VMIG1, AAA/A-1+)
           Series 1999 C VRDN                                           4.95%      1/3/00            400           400/A/
           Series 1999 B VRDN                                           5.45%      1/5/00          8,915         8,915/A/
                                                                                                              --------
                                                                                                                14,315
      --------------------------------------------------------------------------------------------------------------------
Louisiana--3.6%
      Parish of the Ascension PCR Refunding (Shell Oil
        Company Project) (AAA/A-1+)
          Series 1993 VRDN                                                4.80%      1/3/00          7,300         7,300/A/
      Lake Charles Harbor and Revenue District Port
        Facilities Revenue Bonds (Conoco Inc. Project)
        Series 1984 VRDN (Aaa/VMIG1)                                    5.50%      1/5/00          3,000         3,000/A/
      Parish of East Baton Rouge, State of Louisiana PCR
        Refunding Bond (Exxon Project) 1993
        Series VRDN(Aaa/P-1, AAA/A-1+)                                  4.80%      1/3/00          3,100         3,100/A/
                                                                                                              --------
                                                                                                                13,400
      --------------------------------------------------------------------------------------------------------------------

Legg Mason Tax Exempt Trust, Inc.

                                                                        Rate    Maturity Date       Par          Value
      --------------------------------------------------------------------------------------------------------------------
Maryland--18.8%
      Baltimore County, Maryland, Consolidated Public
        Improvement Bonds (Aaa, AAA)                                    6.80%         4/1/00      $2,000      $  2,018
      Baltimore County,  Maryland, PCR Revenue Refunding
        Bonds (Baltimore Gas & Electric) (A1/VMIG1, A/A-1)
          Series 1985 VRDN                                              3.80%         3/8/00       5,000         5,000/A/
          Series 1985 VRDN                                              3.90%         4/10/00      1,600         1,600/A/
      Baltimore County, Maryland, PCR Revenue Refunding
        Bonds (Baltimore Gas & Electric), Series 1985 VRDN
        (A1/VMIG1, A/A-1)                                               3.70%         1/19/00      3,000         3,000/A/
      Baltimore County, Maryland, Revenue Bonds (Oak
        Crest Village, Inc. Project) Series 1999A VRDN
        (Aa3/VMIG1, AA-/F1+)                                            5.35%         1/5/00      14,990        14,990/A/
      Baltimore County, Maryland, Revenue Bonds
        (The Sheppard and Enoch Pratt Hospital Facility)
        Series 1992 VRDN (Aa3/VMIG1)                                    5.40%         1/5/00       2,700         2,700/A/
      Howard County, Maryland, Consolidated Public
        Improvement BANS 1999 Series A
        (MIG1, SP-1+, F1+)                                              3.07%         4/14/00      3,000         3,000
      Maryland Economic Development Corporation
        Revenue Bonds (The Erickson Foundation, Inc.
        Student Housing Project) Series 1999 VRDN
        (Aa1/VMIG1)                                                     5.55%         1/5/00       9,000         9,000/A/
      Maryland Health & Higher Educational Facilities
        Authority (Johns Hopkins University)
        Series C TECP (P-1, A-1+)                                       3.75%         2/16/00      4,800         4,800
      Maryland Health & Higher Educational Facilities
        Authority (Pooled Loan Program Issue)
          Series 1985 A VRDN (Aa2/VMIG1)                                5.75%         1/5/00       9,800         9,800/A/
          Series 1985 B VRDN (Aa2/VMIG1)                                5.15%         1/5/00       3,400         3,400
      State of Maryland General Obligation Bonds,
        State and Local Facilities Loan of 1990,
          First Series (Aaa, AAA, AAA)                                  6.60%         3/1/00       2,000         2,011
          Third Series (#Aaa, AAA, AAA)                                 6.75%         7/15/00      1,500         1,541
      University of Maryland System Auxiliary Facilities
        and Tuition Revenue Bonds 1991
          Series A (AAA, AA, AA)                                        6.50%         4/1/00       1,000         1,027/A/
      University of Maryland System Auxiliary Facilities and
        Tuition Revenue Bonds 1999 Refunding Series B
        (Aa3, AA+, AA)                                                  5.00%         10/1/00      5,895          5,951
      Washington Suburban Sanitary District, Maryland
        Sewage Disposal Bonds of 1995 (Second Series)
        (Aa1, AA)                                                       5.00%         6/1/00         500            501
                                                                                                               --------
                                                                                                                 70,339
      --------------------------------------------------------------------------------------------------------------------

                                                                        Rate    Maturity Date       Par          Value
      --------------------------------------------------------------------------------------------------------------------
Michigan--2.2%
      Michigan State Housing Development Authority
        Rental Housing Revenue Bonds Series 1997 B
        VRDN (Aaa/VMIG1, AAA/A-1+)                                      5.60%      1/5/00          $8,300     $  8,300/A/
      --------------------------------------------------------------------------------------------------------------------
Minnesota--1.5%
      City of Rochester, Minnesota Health Care Facilities
        Revenue Bonds (Mayo Foundation/Mayo Medical
        Center) Series 1992 C VRDN (AA+/A-1+)                           3.65%      3/9/00           5,500        5,500/A/
      --------------------------------------------------------------------------------------------------------------------
Mississippi--1.5%
      Jackson County Port Facility Refunding Bonds
        (Chevron USA Inc. Project) Series 1993
        VRDN (Aa2/P-1)                                                  3.85%      5/1/00           5,750        5,750/A/
      --------------------------------------------------------------------------------------------------------------------
Nebraska--2.0%
      Omaha Public Power District TECP (P-1, A-1+)                      3.90%      1/27/00          4,500        4,500
      Omaha Public Power District TECP (P-1, A-1+)                      3.50%      2/18/00          2,000        2,000
      Omaha Public Power District TECP (P-1, A-1+)                      3.85%      2/18/00          1,000        1,000
                                                                                                              --------
                                                                                                                 7,500
      --------------------------------------------------------------------------------------------------------------------
North Carolina--3.0%
      City of Winston-Salem, NorthCarolina Water and
        Sewer Revenue Bonds (Aa/VMIG1, AA+/A-1+)
          Series 1994 VRDN                                              5.20%      1/5/00          8,700         8,700/A/
          Series 1994 VRDN                                              3.75%      3/9/00          2,700         2,700/A/
                                                                                                              --------
                                                                                                                11,400
      --------------------------------------------------------------------------------------------------------------------
Ohio--1.2%
      County of Cuyahoga, Ohio, Hospital Revenue
        Refunding Bonds (The Cleveland Clinic Foundation)
        Series 1997 A VRDN (Aaa/VMIG1, AAA/A-1+)                        5.65%      1/5/00          4,435         4,435/A/
      --------------------------------------------------------------------------------------------------------------------
Pennsylvania--3.9%
      Delaware County, Pennsylvania, IDA Refunding
        Resources Recovery Facilities Series G VRDN
        (Aaa/P-1, AAA/A-1+)                                             5.40%      1/5/00          5,800         5,800/A/
      Geisinger Authority (Montour County, Pennsylvania)
        Health Systems Revenue Bonds Series B of 1998
        (Penn State Geisinger Health Systems) VRDN
        (Aa2/VMIG1, AA/A-1+, AA/F1+)                                    4.80%      1/3/00            500           500/A/
      Lackawanna County, Pennsylvania, IDA (National
        Book Company, Inc. Project) VRDN (A/A-1)                        4.25%      1/31/00         1,200         1,200/A/

Legg Mason Tax Exempt Trust, Inc.

                                                                        Rate    Maturity Date       Par          Value
      --------------------------------------------------------------------------------------------------------------------
Pennsylvania--Continued
      Pennsylvania Higher Educational Facilities Authority
        Carnegie Mellon University (AA-/A-1+)
          Series 1995 A VRDN                                            4.80%      1/3/00         $2,900       $ 2,900/A/
          Series 1995 C VRDN                                            4.80%      1/3/00            600           600/A/
          Series 1995 D VRDN                                            4.80%      1/3/00          3,700         3,700/A/
                                                                                                              --------
                                                                                                                14,700
      --------------------------------------------------------------------------------------------------------------------
South Carolina--1.6%
      Berkeley County, South Carolina (Amoco Chemical
        Company Project) PCR Refunding Bonds
        Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)                          4.85%      1/3/00          1,000         1,000/A/
      South Carolina Public Service TECP (P-1, A-1+, F1+)               3.60%      1/21/00         2,000         2,000
      South Carolina Public Service TECP (P-1, A-1+, F1+)               3.40%      2/11/00         3,000         3,000
                                                                                                              --------
                                                                                                                 6,000
      --------------------------------------------------------------------------------------------------------------------
Tennessee--4.5%
      State of Tennessee GO BANS
        Series 1999 A VRDN (MIG1/VMIG1, SP-1+/A-1+)                     5.15%      1/5/00         17,000        17,000/A/
      --------------------------------------------------------------------------------------------------------------------
Texas--13.1%
      Capital Industrial Development Corporation
        PCR Bonds (Motorola, Inc. Project) Series 1984
        VRDN (A+/A-1+)                                                  5.00%      1/5/00          3,100         3,100/A/
      Gulf Coast Texas Waste Disposal Authority PCR
        Adjustable Refunding Bonds (Exxon Project)
        VRDN  (Aaa/VMIG1, AAA/A-1+)                                     4.85%      1/3/00            300           300/A/
      Harris County Industrial Development Corp.
        PCR Bonds (Exxon Project) (Aaa, AAA/A-1+)
          Series 1984 A  VRDN                                           4.80%      1/3/00          1,000         1,000/A/
          Series 1984 B  VRDN                                           4.80%      1/3/00          1,000         1,000/A/
      Harris County, Texas General Obligation Commercial
        Paper Notes  (P-1, A-1+, F1+)
          Series D TECP                                                 3.50%      2/11/00         1,450         1,450
          Series D TECP                                                 3.90%      2/11/00         3,400         3,400
      Harris County, Texas, Health Facilities Development
        Corp. Hospital Revenue Bonds (The Memorial
        Hospital) (AA/A-1+)
           Series 1994 VRDN                                             4.80%      1/3/00         15,700        15,700/A/
           Series 1997 B VRDN                                           3.70%      3/1/00         11,900        11,900/A/

                                                                        Rate    Maturity Date       Par          Value
      --------------------------------------------------------------------------------------------------------------------
Texas--Continued
      Southwest Higher Education Authority, Inc. Higher
        Education Revenue Bonds (Southern Methodist
        University Project) Refunding Series 1985
        VRDN (Aaa/VMIG1)                                                4.95%      1/3/00         $6,100      $  6,100/A/
      State of Texas TRANS Series 1999A (MIG1, SP-1+, F1+)              4.50%      8/31/00         5,000         5,026
                                                                                                              --------
                                                                                                                48,976
      --------------------------------------------------------------------------------------------------------------------
Utah--3.5%
      Emery County PCR Refunding Bonds (PacifiCorp
        Project) Series 1994 VRDN
        (Aaa/VMIG1, AAA/A-1+c)                                          4.95%      1/3/00          1,640         1,640/A/
      State of Utah Adjustable Rate GO Highway Bonds
        (Aaa/VMIG1, AAA/A-1+, AAA/F1+)
          Series 1999 A VRDN                                            5.40%      1/5/00          7,500         7,500/A/
          Series 1999 B VRDN                                            5.40%      1/5/00          4,000         4,000/A/
                                                                                                              --------
                                                                                                                13,140
      --------------------------------------------------------------------------------------------------------------------
Virginia--0.9%
      IDA of the Town of Louisa, Virginia, Money Market
        Municipals PCR Bonds (Virginia Electric and
        Power Company Project) (A3/P-1, A-/A-1)
          Series 1985                                                   3.85%      2/10/00         1,900         1,900/A/
          Series 1985                                                   3.95%      2/10/00         1,425         1,425/A/
                                                                                                              --------
                                                                                                                 3,325
      --------------------------------------------------------------------------------------------------------------------
Washington--6.0%
      State of Washington Adjustable Rate GO
        Series 1996 B VRDN (Aa1/VMIG1, AA+/A-1+)                        5.40%      1/5/00         13,000        13,000/A/
      Washington State Housing Finance Committee
        Series 1988 B VRDN (AAA/A-1+)                                   5.50%      1/5/00          9,495         9,495/A/
                                                                                                              --------
                                                                                                                22,495
      --------------------------------------------------------------------------------------------------------------------
West Virginia--0.3%
      State of West Virginia General Obligation Highway
        Refunding Bonds 1992 Series A (Aa3, AA-, AA-)                   5.30%      2/1/00          1,000         1,001
      --------------------------------------------------------------------------------------------------------------------
Wisconsin--5.5%
      City of Oak Creek, Wisconsin PCR Series 1986 (Wisconsin
        Electric Power Company Project) VRDN (Aa3/P-1)                  5.50%      1/5/00          5,900         5,90/A/

Legg Mason Tax Exempt Trust, Inc.

                                                                        Rate    Maturity Date       Par          Value
      --------------------------------------------------------------------------------------------------------------------
Wisconsin -- Continued
      State of Wisconsin GO Extendible
        Commercial Notes TECP (P-1, A-1+, F1+)                          3.85%      2/17/00        $5,000      $  5,000
      State of Wisconsin Operating Notes Series
        1997A TECP (P-1, A-1+, F1+)                                     3.50%      1/28/00         4,449         4,449
      Town of Carlton, Wisconsin PCR Refunding Bonds
        (Wisconsin Power and Light Company
        Projects) (Aa2/P-1, AA/A-1+)
          Series 1991 B VRDN                                            4.75%      1/3/00          3,300         3,300/A/
          Series 1991 C VRDN                                            4.75%      1/3/00          1,000         1,000/A/
          Series 1991 D VRDN                                            4.75%      1/3/00            875           875/A/
                                                                                                              --------
                                                                                                                20,524
      --------------------------------------------------------------------------------------------------------------------
Wyoming--3.5%
      Converse County PCR Refunding Bonds (PacifiCorp
        Project) Series 1994 VRDN (Aaa/VMIG1, AAA/A-1+c)                4.80%      1/3/00          4,600         4,600/A/
      Lincoln County PCR Bonds (Exxon Project)
        Series 85 VRDN (Aaa/P-1, AAA/A-1+)                              4.85%      1/3/00            800           800/A/
      Lincoln County, Wyoming Pollution Control
        Revenue Refunding Bonds (PacifiCorp Projects)
        Series 1991 VRDN (Aa1/VMIG1, AA+/A-1+)                          3.80%      1/19/00         4,400         4,400/A/
      Sweetwater County, Wyoming PCR Refunding
        Bonds (PacifiCorp Projects) Series 1994
        VRDN (Aaa/VMIG1, AAA/A-1+c)                                     4.80%      1/3/00          3,500         3,500/A/
                                                                                                              --------
                                                                                                                13,300
      --------------------------------------------------------------------------------------------------------------------
      Total Investments, at Amortized Cost and Value--95.7%                                                    358,720/B/
      Other Assets Less Liabilities--4.3%                                                                       16,133
                                                                                                              --------

      Net assets applicable to 374,874 shares outstanding--100.0%                                             $374,853
                                                                                                              ========
      Net asset value per share                                                                                  $1.00
                                                                                                                 =====
      --------------------------------------------------------------------------------------------------------------------

      /A/ The rate shown is the rate as of December 31, 1999, and the maturity shown is the longer of the next interest adjustment date or the date the principal amount owed can be recovered through demand.
      /B/ Also represents cost for federal income tax purposes.
      A guide to abbreviations appears on the next page.

      See notes to financial statements.

      Legg Mason Tax Exempt Trust, Inc.
      (Unaudited)

Investment Abbreviations:

      BANS        Bond Anticipation Notes
      GO          General Obligation
      IDA         Industrial Development Authority
      PCR         Pollution Control Revenue
      TANS        Tax Anticipation Notes
      TECP        Tax-Exempt Commercial Paper
      TRANS       Tax and Revenue Anticipation Notes
      VRDN        Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

      Municipal Notes
           MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).
           SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor's. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.
           F-1 and F-2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F-1 rating to denote any exceptionally strong credit feature.

      Commercial Paper
           P1 and P2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.
           A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor's. A plus (+) sign designates issues possessing very strong credit characteristics.
           F-1 and F-2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F-1 rating to denote any exceptionally strong credit feature.

      Municipal Bonds
           Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2 and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. The letter `c' added to a rating indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.
           AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.
           AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.
           The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at December 31, 1999. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of the Portfolio:

                              December 31, 1999
      --------------------------------------------------------
                                             Percentage of
      Maturity Period       Amount/Par         Portfolio
      --------------------------------------------------------
                              (000)                   (cum)
         1-7 days           $244,850        68.3%     68.3%
         8-30 days            22,250         6.2      74.5
        31-45 days            34,740         9.7      84.2
        46-90 days            33,512         9.3      93.5
      Over 90 days            23,368         6.5     100.0
                            --------       -----
                            $358,720       100.0%
                            ========       =====

      Average Weighted Maturity: 27 days

Statement of Operations
Legg Mason Tax Exempt Trust, Inc.
For the Year Ended December 31, 1999
(Amounts in Thousands)

      --------------------------------------------------------------------------------------------------------------------
Investment Income:
        Interest                                                                                                 $10,744

Expenses:
        Management fee                                                                       $1,668
        Distribution and service fees                                                           334
        Transfer agent and shareholder servicing                                                117
        Audit and legal fees                                                                     48
        Custodian fees                                                                           82
        Directors' fees                                                                          10
        Registration fees                                                                        70
        Reports to shareholders                                                                  27
        Other expenses                                                                           13
                                                                                             ------
                                                                                              2,369
          Less compensating balance credits                                                    (22)
                                                                                             ------
          Total expenses, net of compensating balance credits                                                      2,347
                                                                                                                 -------
      Net Investment Income                                                                                      $ 8,397
                                                                                                                 =======

                    ---------------------------------------

      Statements of Changes in Net Assets
      Legg Mason Tax Exempt Trust, Inc.
      (Amounts in Thousands)

                                                                                          For the Years Ended December 31,
                                                                                         ----------------------------------
                                                                                            1999                   1998
      ---------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
      Net investment income                                                               $  8,397              $  9,052
      Distributions to shareholders from net investment income                              (8,397)               (9,052)
      Change in net assets from Fund share transactions                                     44,719                22,763
                                                                                          --------              --------
      Change in net assets                                                                  44,719                22,763
Net Assets:
      Beginning of year                                                                    330,134               307,371
      ---------------------------------------------------------------------------------------------------------------------
       End of year                                                                        $374,853              $330,134
                                                                                          ========              ========

      See notes to financial statements

Financial Highlights
Legg Mason Tax Exempt Trust, Inc.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                   Investment
                                   Operations  Distributions                                Ratios/Supplemental Data
                                   ----------  -------------           -------------------------------------------------------------

                                                                                                              Net
                        Net Asset                                                 Total            Net     Investment   Net Assets
                          Value,       Net      From Net   Net Asset             Expenses       Expenses     Income       End of
                        Beginning  Investment  Investment  Value, End  Total    to Average     to Average  to Average      Year
                         of Year     Income      Income     of Year    Return  Net Assets/A/ Net Assets/B/ Net Assets (in thousands)

------------------------------------------------------------------------------------------------------------------------------------

Years Ended Dec. 31,
  1999                    $1.00      $.0252    $(.0252)     $1.00       2.56%      .71%           .70%        2.52%      $374,853
  1998                     1.00       .0271     (.0271)      1.00       2.75%      .72%           .71%        2.71%       330,134
  1997                     1.00       .0292     (.0292)      1.00       2.95%      .73%           .72%        2.92%       307,371
  1996                     1.00       .0282     (.0282)      1.00       2.85%      .64%           .64%        2.82%       278,492
  1995                     1.00       .0313     (.0313)      1.00       3.17%      .66%           .65%        3.14%       224,656
------------------------------------------------------------------------------------------------------------------------------------

/A/This ratio reflects total expenses before compensating balance credits. /B/This ratio reflects expenses net of compensating balance credits.

See notes to financial statements.


                    ---------------------------------------


      Notes to Financial Statements
      Legg Mason Tax Exempt Trust, Inc.
      (Amounts in Thousands)

      --------------------------------------------------------------------------
1. Significant Accounting Policies:
           The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

      Security Valuation
           Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Investment Income and Dividends to Shareholders
           Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At December 31, 1999, dividends payable of $26 were accrued. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

      LEGG MASON TAX EXEMPT TRUST, INC.

      --------------------------------------------------------------------------
      Security Transactions
           Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. At December 31, 1999, $460 was receivable for investments sold, and there were no unsettled purchased investments.

      Compensating Balance Credits
           The Fund has an arrangement with its custodian bank, whereby a portion of the custodian's fees is paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $12 which expire in 2001 and $8 in 2002.

      Use of Estimates
           Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Transactions With Affiliates:
           The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. ("Adviser"). Pursuant to its agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $152 were payable to the Adviser at December 31, 1999.
           Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund pursuant to a sub-administration agreement with the Adviser. The Adviser (not the Fund) pays LMFA a fee, computed daily and payable monthly, at an annual rate of 0.05% of the Fund's average daily net assets.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. The Fund pays Legg Mason a Rule 12b-1 service fee at an annual rate equal to 0.10% of its average daily net assets for services provided to shareholders. Legg Mason has agreed to limit such fees paid by the Fund to 0.10% indefinitely. Service fees of $30 were payable to Legg Mason at December 31, 1999.
           Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid Legg Mason $38 for the year ended December 31, 1999.
           The Adviser, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc.

      --------------------------------------------------------------------------
3. Fund Share Transactions:
           The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At December 31, 1999, paid-in capital aggregated $374,874. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                      Reinvestment
                                           Sold     of Distributions   Repurchased     Net Change
      ---------------------------------------------------------------------------------------------
      Year Ended December 31, 1999     $1,188,864         $8,062       $(1,152,207)     $44,719
      Year Ended December 31, 1998      1,131,990          8,756        (1,117,983)      22,763

Report of Independent Accountants

To the Shareholders and Directors of Legg Mason Tax Exempt Trust, Inc.:

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Legg Mason Tax Exempt Trust, Inc. (hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 10, 2000

                      (THIS PAGE INTENTIONALLY LEFT BLANK)